Offsets	May 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90731
Initial Filing Date	Feb. 27, 2026
Fee Offset Claimed	$ 490.48
Explanation for Claimed Amount	An aggregate fee of $2,436.79 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on February 27, 2026 (the "February 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2026 Schedule TO-I filed on May 12, 2026 was $1,511.69, as $10,946,359.25 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $925.10 filing fee paid in connection with the February 2026 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Credit Investors Corp
Form or Filing Type	SC TO
File Number	005-90731
Filing Date	Feb. 27, 2026
Fee Paid with Fee Offset Source	$ 490.48